Schedule of Warrants Activity (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants outstanding, balance	184,000	47,831	62,500
Weighted average exercise price, outstanding balance	$ 23.21	$ 35.77	$ 8.00
Weighted average life (years), outstanding balance	2 years 3 months 14 days	2 years 9 months 7 days	2 years 9 months 10 days
Number of warrants outstanding, granted
Weighted average exercise price, outstanding granted
Number of warrants outstanding, balance	184,000	184,000	47,831
Weighted average exercise price, outstanding balance	$ 23.20	$ 23.21	$ 35.77
Weighted average life (years), outstanding balance			4 years 11 months 26 days
Number of warrants outstanding, exercised			(285,579)
Weighted average exercise price, outstanding exercised			$ 9.58
Boustead [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants outstanding, granted		8,909	270,910	[1]
Weighted average exercise price, outstanding granted		$ 18.80	$ 14.57	[1]
Weighted average life (years), granted		5 years	4 years 8 months 4 days	[1]
Ayrton [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants outstanding, granted		127,260
Weighted average exercise price, outstanding granted		$ 18.80
Weighted average life (years), granted		4 years

[1]	Granted warrants include those granted on the issuance of the August 2022 Promissory Notes